Average Annual Total Returns - First Trust BICK Index Fund	First Trust BICK Index Fund 1 Year	First Trust BICK Index Fund 5 Years	First Trust BICK Index Fund 10 Years	First Trust BICK Index Fund Since Inception	First Trust BICK Index Fund Inception Date	First Trust BICK Index Fund After tax on distributions 1 Year	First Trust BICK Index Fund After tax on distributions 5 Years	First Trust BICK Index Fund After tax on distributions 10 Years	First Trust BICK Index Fund After tax on distributions Since Inception	First Trust BICK Index Fund After tax on distributions and sale of fund shares 1 Year	First Trust BICK Index Fund After tax on distributions and sale of fund shares 5 Years	First Trust BICK Index Fund After tax on distributions and sale of fund shares 10 Years	First Trust BICK Index Fund After tax on distributions and sale of fund shares Since Inception	ISE BICK(TM) Index (reflects no deduction for fees, expenses or taxes) 1 Year	ISE BICK(TM) Index (reflects no deduction for fees, expenses or taxes) 5 Years	ISE BICK(TM) Index (reflects no deduction for fees, expenses or taxes) 10 Years	ISE BICK(TM) Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	29.40%	15.97%	3.12%	3.69%	Apr. 12, 2010	29.15%	15.39%	2.47%	3.07%	17.39%	12.58%	2.08%	2.56%	31.13%	17.02%	4.02%	4.62%	16.25%	12.26%	9.13%	9.13%	18.31%	12.81%	3.63%	4.53%